FINANCIAL OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of deposits from financial obligations [abstract]
FINANCIAL OBLIGATIONS

NOTE 21 – FINANCIAL OBLIGATIONS

21.1          Financial obligations other than issued bonds

a)	Interbank borrowings, overnight funds and borrowings from banks and others

The following is a summary of the financial obligations of Grupo Aval as of December 31, 2023 and 2022:

	December		December
	31, 2023		31, 2022

Local Currency
Interbank funds
Overnight funds	Ps.	24,539	Ps.	10,049
Interbank funds purchased		671,542		271,843
Commitments to transfer open and closed repo operations		3,746,752		2,221,471
Commitments to transfer simultaneous operations		9,158,585		4,106,145
Commitments originated in short positions simultaneous operations		1,093,314		784,651
Total interbank funds	Ps.	14,694,732	Ps.	7,394,159
Borrowings from banks and others
Borrowings		3,605,693		3,986,088
Leases contracts		1,793,568		1,566,279
Overdrafts in bank checking account		13		52
Other financial obligations		237,129		237,993
Total borrowings from banks and others	Ps.	5,636,403	Ps.	5,790,412

Foreign currency
Interbank funds
Overnight funds		14,241		7,199
Interbank funds purchased		—		450,762
Commitments to transfer open and closed repo operations		372,947		1,162,612
Commitments to transfer simultaneous operations		—		73,189
Total interbank funds	Ps.	387,188	Ps.	1,693,762
Borrowings from banks and others
Borrowings		12,077,906		18,699,150
Leases contracts		998,180		769,665
Letters of credit		1,026,404		1,256,283
Bankers acceptances		2,479,567		3,793,848
Total borrowings from banks and others	Ps.	16,582,057	Ps.	24,518,946
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	37,300,380	Ps.	39,397,279

The amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months as of December 31, 2023 was Ps. 11,586,737 and as of December 31, 2022 was Ps. 10,952,395.

The amount of obligations under money market transactions, associated with simultaneous and repo operations as of December 31, 2023 is Ps. 9,158,585, which are guaranteed by investments of Ps. 16,874,942; and as of December 31, 2022 is Ps. 4,179,334, which are guaranteed by investments of Ps. 11,091,726.

Borrowings from development entities

The Colombian Government has established certain credit programs for promoting the development of specific sectors of the economy, including foreign trade, agriculture, tourism, housing construction and other industries. The programs are managed by many entities of the Government such as Banco de Comercio Exterior (“Bancoldex”), Fondo para el Financiamiento del Sector Agropecuario (“Finagro”) and Financiera de Desarrollo Territorial (“Findeter”).

The details of the borrowings from these entities as of December 31, 2023, and 2022 and are as follows:

	Interest rates in force at cut off	December 31, 2023		December 31, 2022
Banco de Comercio Exterior - “BANCOLDEX”	Fix between 2.19% and 20.96%, DTF + 0.30% to 12.64%, IBR + 0.05% to 19.17%, SOFR6 + 5.33% to 5.49%	Ps.	1,136,527	Ps.	1,632,763
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fix between 7.30% and 15.69%, DTF + 0.50% to 8.60% and IBR + 0.40% to 15.38%		1,482,091		722,857
Financiera de Desarrollo Territorial “FINDETER”	Fix between 9.47% and 19.57%, DTF + 1.00% to 7.92%, IBR + 0.40% to 19.12%, CPI + 0.50% and 7.92%		2,194,515		2,001,655
Total		Ps.	4,813,133	Ps.	4,357,275

The amount of borrowings from development entities due over 12 months as of December 31, 2023 was Ps. 4,083,085, and as of December 31, 2022 was Ps. 3,854,907.

The amount of financial obligations with development entities in Colombian pesos as of December 31, 2023 is Ps.4,798,022 and as of December 31, 2022 is Ps. 4,241,367; in foreign currency, as of December 31, 2023 is Ps.15,111 and as of December 31, 2022 is Ps.115,908.

21.2          Financial obligations from issued bonds

Grupo Aval and some of its subsidiaries have been authorized by the Superintendency of Finance and by the applicable regulatory entities in other jurisdictions to issue either bonds or general guarantee bonds. The bonds issued by Grupo Aval and subsidiaries are non-guaranteed and represent exclusively the obligations of each of the issuers.

The detail of issued bonds as of December 31, 2023 and 2022, by issuance date and maturity date was as follows:

		December		December
Issuer	Issue Date (*)	31, 2023		31, 2022		Maturity Date (*)	Interest Rate (*)
Local Currency
Banco Av. Villas S.A.	23/02/2021	Ps.	296,689	Ps.	361,268	Between 23/02/2024 and 23/02/2026	CPI + 0.71% to 1.36%
Banco de Bogotá S.A.	Between 24/09/2020 and 10/02/2021		791,579		906,568	Between 10/02/2024 and 10/02/2026	CPI + 1.16%; and Fix Between 3.40% and 4.75%
Banco de Occidente S.A	Between 09/08/2012 and 20/08/2020		2,121,344		2,269,916	Between 27/04/2024 and 14/12/2032	CPI + 2.37% to 4.65%; and Fix 5.83%
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 20/10/2021		3,205,530		3,509,805	Between 27/08/2024 and 19/11/2045	CPI + 1.58% to 5.99%; and Fix Between 3.77%
Banco Popular S.A	Between 12/10/2016 and 10/03/2022		2,002,987		2,725,242	Between 13/02/2024 and 10/03/2027	CPI + 2.58% to 4.13%; IBR + 1.59% to 2.68% and Fix Between 6.12% and 10.20%
Grupo Aval Acciones y Valores S.A.	Between 03/12/2009 and 14/11/2019		1,136,702		1,138,143	Between 14/11/2024 and 28/06/2042	CPI + 3.69% to 5.20% and Fix 6.42%
Peso denominated Total		Ps.	9,554,831	Ps.	10,910,942

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 12/05/2016 and 24/03/2023	Ps.	6,750,155	Ps.	9,897,818	Between 12/05/2026 and 24/03/2033	Fix Between 4.38% to 6.25% and SOFR6 3.75%
MFH	Between 04/02/2020 and 28/12/2023		1,377,782		331,209	Between 12/01/2024 and 28/12/2033	Fix Between 2.50% to 7.25%
Banco Bogotá and MFH Total		Ps.	8,127,937	Ps.	10,229,027
Grupo Aval Limited	04/02/2020	Ps.	3,834,985	Ps.	4,822,146	04/02/2030	Fix 4.38%

		December		December
Issuer	Issue Date (*)	31, 2023		31, 2022		Maturity Date (*)	Interest Rate (*)
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.	Between 16/10/2019 and 22/10/2020		1,910,073		2,400,106	Between 16/10/2029 and 22/10/2029	Fix 3.75%
Foreign Currency Total		Ps.	13,872,995	Ps.	17,451,279
Total of Bonds		Ps.	23,427,826	Ps.	28,362,221

(*) This information as of December 31, 2023

The amount of issued bonds due over 12 months as of December 31, 2023 was Ps. 21,664,811 and as of December 31, 2022 was Ps. 24,405,886.

Grupo Aval had no defaults on principal or interest payments or other breaches with respect to its liabilities during the years ended December 31, 2023 and 2022, and Grupo Aval is complying with the related covenants agreed with investors and debtors.

21.3          Interest expense

The interest expense information as of December 31, 2023, 2022 and 2021 corresponds to:

		For the twelve-months periods ended December 31,
		2023		2022		2021
Interest expense
Deposits
Checking accounts	Ps.	(253,043)	Ps.	(159,114)	Ps.	(62,378)
Savings accounts		(5,953,426)		(3,555,844)		(875,439)
Time deposits		(9,944,424)		(4,040,232)		(1,700,128)
Interest of the derivative designated as the hedging instrument (*)		(63,333)		(1,242)		—
Total		(16,214,226)		(7,756,432)		(2,637,945)

Financial obligations
Interbank borrowings and overnight funds	Ps.	(1,856,263)	Ps.	(678,114)	Ps.	(162,455)
Borrowings from banks and similar		(1,601,927)		(739,803)		(401,742)
Leases contracts		(208,781)		(147,330)		—
Bonds issued		(2,159,948)		(2,092,843)		(1,368,660)
Borrowing from development entities		(591,285)		(249,873)		(90,028)
Total		(6,418,204)		(3,907,963)		(2,022,885)

Total interest expense	Ps.	(22,632,430)	Ps.	(11,664,395)	Ps.	(4,660,830)

(*) Corresponds to the coverage of interest expense for Term Certificates of Deposit "CDTs" over 12 months.

21.4          Analysis of changes in financing during the year

Reconciliation of movements of liabilities to cash flows arising from financing activities:

			Liabilities						Equity								Total
	Notes		Dividends payable		Bonds issued		Leases contracts		Subscribed and paid-in capital		Additional paid-in capital		Appropriated retained earnings		Non-controlling interest
Balance at December 31, 2020		Ps.	648,874	Ps.	27,760,797	Ps.	3,025,733	Ps.	22,281	Ps.	8,470,870	Ps.	11,302,134	Ps.	14,782,259	Ps.	66,012,948
Cash flows from financing activities:
Dividends paid to shareholders			(1,230,841)		—		—		—		—		—		-		(1,230,841)
Dividends paid to non-controlling interest	26		(913,356)		—		—		—		—		—		-		(913,356)
Issuance of debt securities			—		2,932,471		—		—		—		—		-		2,932,471
Interest issuance of debt securities			—		(1,191)		—		—		—		—		-		(1,191)
Payment of outstanding debt securities			—		(1,631,318)		—		—		—		—		-		(1,631,318)
Leases contracts			—		—		(472,084)		—		—		—		-		(472,084)
Redemption of preferred shares			—		—		—		—		—		—		(29,751)		(29,751)
Equity transaction			—		—		—		—		—		—		120		120
Net cash used in financing activities			(2,144,197)		1,299,962		(472,084)		—		—		—		(29,631)		(1,345,950)
Cash flows from operating activities:
Accrued interest			—		1,631,055		173,214		—		—		—		-		1,804,269
Interest paid			—		(1,590,137)		(168,966)		—		—		—		-		(1,759,103)
Other Changes			2,093,857		3,156,256		324,260		—		—		(1,203,000)		(823,551)		3,547,822
Total liabilities related to other changes			2,093,857		3,197,174		328,508		—		—		(1,203,000)		(823,551)		3,592,988
Total equity related to other changes			—		—		—		—		19,929		3,284,253		2,528,917		5,833,099
Balance at December 31, 2021		Ps.	598,534	Ps.	32,257,933	Ps.	2,882,157	Ps.	22,281	Ps.	8,490,799	Ps.	13,383,387	Ps.	16,457,994	Ps.	74,093,085
Cash flows from financing activities:
Dividends paid to shareholders			(414,267)		—		—		—		—		—		-		(414,267)
Dividends paid to non-controlling interest	26		(615,177)		—		—		—		—		—		-		(615,177)
Issuance of debt securities			—		695,136		—		—		—		—		-		695,136
Payment of outstanding debt securities			—		(7,837,898)		—		—		—		—		-		(7,837,898)
Leases contracts			—		—		(383,472)		—		—		—		-		(383,472)
Equity transaction			—		—		—		—		7,280		—		(22,294)		(15,014)
Net cash used in financing activities			(1,029,444)		(7,142,762)		(383,472)		—		7,280		—		(22,294)		(8,570,692)
Cash flows from operating activities:
Accrued interest			—		2,147,935		148,806		—		—		—		-		2,296,741
Interest paid			—		(2,109,636)		(146,275)		—		—		—		-		(2,255,911)
Other Changes			651,725		3,208,751		(165,272)		1,463		1,082,307		(1,193,728)		(542,353)		3,042,893
Total liabilities related to other changes			651,725		3,247,050		(162,741)		1,463		1,082,307		(1,193,728)		(542,353)		3,083,723
Total equity related to other changes			—		—		—		—		(9,012)		(4,171,242)		(1,538,658)		(5,718,912)
Balance at December 31, 2022		Ps.	220,815	Ps.	28,362,221	Ps.	2,335,944	Ps.	23,744	Ps.	9,571,374	Ps.	8,018,417	Ps.	14,354,689	Ps.	62,887,204
Cash flows from financing activities:
Dividends paid to shareholders			(766,537)		—		—		—		—		—		-		(766,537)
Dividends paid to non-controlling interest	26		(915,933)		—		—		—		—		—		-		(915,933)
Issuance of debt securities			—		2,609,994		—		—		—		—		-		2,609,994
Payment of outstanding debt securities			—		(4,072,742)		—		—		—		—		-		(4,072,742)
Leases contracts			—		—		(391,667)		—		—		—		-		(391,667)
Net cash used in financing activities			(1,682,470)		(1,462,748)		(391,667)		—		—		—		-		(3,536,885)
Cash flows from operating activities:
Accrued interest			—		2,212,345		210,041		—		—		—		-		2,422,386
Interest paid			—		(2,171,231)		(202,551)		—		—		—		-		(2,373,782)
Other Changes			1,989,639		(3,512,761)		839,981		—		—		(982,868)		(1,006,721)		(2,672,730)
Total liabilities related to other changes			1,989,639		(3,471,647)		847,471		—		—		(982,868)		(1,006,721)		(2,624,126)
Total equity related to other changes			—		—		—		—		—		696,224		1,389,776		2,086,000
Balance at December 31, 2023		Ps.	527,984	Ps.	23,427,826	Ps.	2,791,748	Ps.	23,744	Ps.	9,571,374	Ps.	7,731,773	Ps.	14,737,744	Ps.	58,812,193